Reporting entity and going concern - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reporting entity and going concern [Abstract]
Loss for the year	$ (52,159,120)	$ (46,408,453)	$ (13,207,200)
Accumulated deficit	(198,098,071)	(158,573,664)
Working capital	26,639,246	17,863,159
Cash and cash equivalents	$ 27,779,666	$ 18,861,029	$ 2,450,239	$ 11,804,907